Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
6.	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands, and is not subject to income tax under the current laws of the Cayman Islands.

British Virgin Islands

BeyondSpring Ltd. and BVI Biotech are incorporated in the British Virgin Islands, and are not subject to income tax under the current laws of the British Virgin Islands.

U.S.

BeyondSpring US is incorporated in Delaware, the U.S. It is subject to corporate income tax at a rate of
35%.
BeyondSpring US had no taxable income for all years presented and therefore, no provisions for income taxes were recorded.

Australia

BeyondSpring Australia incorporated in Australia is subject to corporate income tax at a rate of
30%.
BeyondSpring Australia has no taxable income for all years presented and therefore, no provision for income taxes is required.

Hong Kong

BeyondSpring HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax at
16.5%
on its taxable income calculated in accordance with the relevant Hong Kong tax laws. BeyondSpring HK has no taxable income for all years presented and therefore, no provision for income taxes is required.

PRC

Wanchun Shenzhen and Wanchunbulin are PRC companies and are subject to PRC income tax at the statutory rate of
25%.

The components of losses before income taxes are as follows:

	Year Ended December 31,
	2014	2015	2016

Cayman Islands	58	489	894
U.S.	1,983	5,921	9,840
PRC	972	1,642	1,338
Australia	-	-	473

Net loss before income taxes	3,013	8,052	12,545

There were no provisions for current and deferred income taxes because the Company and all of its subsidiaries were losses making and were at cumulative losses for the years presented.

A reconciliation of the differences between income tax expenses and the amounts computed by applying the U.S. corporate income tax rate of
35%
is as follows:

	Year Ended December 31,
	2014	2015	2016

Net loss before income taxes	3,013	8,052	12,545

Expected income tax benefit	1,055	2,818	4,391
Tax rate differential	95	297	581
Non-deductible expenses	(240)	(351)	(152)
Others	(5)	28	(63)
Change in valuation allowance	(905)	(2,792)	(4,757)

Total income tax benefit	-	-	-

Net deferred tax assets as of
December
31,
2015
and
2016
consisted of the following:

	December 31,
	2015	2016
Deferred tax assets, non-current portion:
Net operating loss carryforward	3,811	8,317
Intangible asset	586	428
Deferral of tax deduction of R&D expense	-	409
Less: valuation allowance	(4,397)	(9,154)

Net deferred tax assets	-	-

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company recorded a full valuation allowance against deferred tax assets.

For the years ended
December
31,
2015
and
2016,
the increases in valuation allowance were
$2,369
and
$4,757,
respectively. The change in valuation allowance for the year ended
December
31,
2015
was primarily due to the net effect of an additional valuation allowance of
$2,792
recorded in the profit or loss against the deferred tax assets of subsidiaries with cumulative losses and a net decrease in valuation allowance of
$423
as a result of decrease in deferred tax assets arising from the decrease in deductible temporary differences following the Group’s additional investment in Wanchun Pharma in
2015.
The change in valuation allowance for the year ended
December
31,
2016
was primarily due to the additional valuation allowance of
$4,757
recorded in the profit or loss against the deferred tax assets of subsidiaries with cumulative losses.

As of
December
31,
2016,
the Company had U.S. and PRC tax loss carryforwards of approximately
$17,853
and
$648,
respectively. The U.S. unused tax losses can be carryforward for
20
years and will start to expire in
2033
if not utilized. Whereas the PRC unused tax losses can be carryforward for
5
years and
$617
will expire in
2020
if not utilized.

As of
December
31,
2015
and
2016,
the Company determined that it had no material unrecognized tax benefit and accordingly no material related interest and penalty. Management does not expect that the amount of unrecognized tax benefit will increase significantly within the next
12
months.

The Company’s U.S. subsidiary and Australian and PRC subsidiaries filed income tax returns in the U.S., Australia and PRC, respectively. BeyondSpring US is subject to U.S. federal and state income tax examination by tax authorities for tax years beginning in
2013.
BeyondSpring Australia’s
2016
tax returns are open to examination by Australian Taxation Office. For Wanchun Shenzhen and Wanchunbulin, their
2015
and
2016
tax returns are open to examination by the PRC taxing authorities.